CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
CURRENT ASSETS:
Cash and cash equivalents	$ 15,342	$ 23,326
Restricted deposit	428
Short-term bank deposits	31,043	29,821
Available-for-sale marketable securities	63,194	60,507
Trade receivables (net of allowance for doubtful accounts of $1,292 and $924 at December 31, 2017 and 2016, respectively)	22,737	24,158
Other receivables and prepaid expenses	2,649	3,879
Inventories	7,897	7,235
Total current assets	143,290	148,926
NON-CURRENT ASSETS:
Severance pay fund	302	252
Deferred taxes	301	267
Other assets	1,135	1,136
Total non-current assets	1,738	1,655
PROPERTY AND EQUIPMENT, NET	5,002	4,387
INTANGIBLE ASSETS, NET	2,933	4,410
GOODWILL	31,562	31,562
Total assets	184,525	190,940
CURRENT LIABILITIES:
Trade payables	5,857	3,275
Employees and payroll accruals	8,535	7,381
Deferred revenues	11,370	11,133
Other payables and accrued expenses	5,742	3,157
Total current liabilities	31,504	24,946
LONG-TERM LIABILITIES:
Deferred revenues	3,878	3,597
Accrued severance pay	747	592
Other long-term liability	5,267	4,502
Total long-term liabilities	9,892	8,691
COMMITMENTS AND CONTINGENT LIABILITIES
SHAREHOLDERS' EQUITY:
Ordinary shares of NIS 0.1 par value - Authorized: 200,000,000 shares at December 31, 2017 and 2016; Issued: 34,299,262 and 33,873,719 shares at December 31, 2017 and 2016, respectively; Outstanding: 33,483,262 and 33,057,719 shares at December 31, 2017 and 2016, respectively	851	843
Additional paid-in capital	268,487	264,782
Treasury stock at cost - 816,000 shares at December 31, 2017 and 2016.	(3,998)	(3,998)
Accumulated other comprehensive income (loss)	36	(149)
Accumulated deficit	(122,247)	(104,175)
Total shareholders' equity	143,129	157,303
Total liabilities and shareholders' equity	$ 184,525	$ 190,940